Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 10,040	$ 16,677	$ 87,616	$ 66,475
Cost of revenues	7,757	13,827	69,828	46,647
Gross profit	2,283	2,850	17,788	19,828
Operating expenses:
Sales commissions	3,116	5,677	31,127	21,195
Sales and marketing	1,618	683	6,920	6,156
General and administrative	5,093	8,913	32,099	13,634
Total operating expenses	9,827	15,273	70,146	40,985
Loss from continuing operations	(7,544)	(12,423)	(52,358)	(21,157)
Interest expense	(3,568)	(3,611)	(14,033)	(4,986)
Interest income	6	8	36	5
Other income (expense), net	1,519	317	(29,862)	(1,858)
Total Other expense	(2,043)	(3,286)	(43,859)	(6,839)
Loss from continuing operations before income taxes	(9,587)	(15,709)	(96,217)	(27,996)
Income tax benefit (provision)	(1)		20	(27)
Net loss from continuing operations	(9,588)	(15,709)	(96,197)	(28,023)
Loss from discontinued operations, net of tax		(7,805)	(25,853)	(1,454)
Impairment loss from discontinued operations			(147,505)
Net loss from discontinued operations, net of taxes		(7,805)	(173,358)	(1,454)
Net loss	(9,588)	(23,514)	(269,555)	(29,477)
Other Comprehensive (loss) income:
Foreign currency translation adjustment	(45)	1	116	27
Comprehensive loss (net of tax)	$ (9,633)	$ (23,513)	$ (269,439)	$ (29,450)
Net loss from continuing operations per share attributable to common stockholders, basic (in Dollars per share)	$ (0.2)	$ (0.62)	$ (3.89)	$ (1.24)
Net loss from discontinued operations per share attributable to common stockholders, basic (in Dollars per share)		(0.31)	(1.05)	(0.07)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.2)	$ (0.93)	$ (4.94)	$ (1.31)
Weighted-average shares used to compute net loss per share attributable to common stockholders’, basic (in Shares)	49,077,330	25,200,347	24,723,370	22,524,400